COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2024
COSTS AND EXPENSES BY NATURE
COSTS AND EXPENSES BY NATURE
20. COSTS AND EXPENSES BY NATURE

Accounting policy:

The Company and its subsidiaries account for natural gas distribution concession contracts using the intangible asset model in accordance with IFRIC 12 and IAS 38 and classify the amortization of the concession contract as cost of sales.

Expenses are presented in the statement of profit or loss and other comprehensive income by function. The income reconciliation by nature/purpose is as follows:

	12/31/2024	12/31/2023	12/31/2022
Raw materials	(7,134,069)	(7,291,453)	(6,588,465)
Commodity cost (natural gas)	(12,083,199)	(11,919,415)	(13,892,505)
Electricity purchased for resale	—	—	(260,891)
Railroad transport and port elevation expenses	(3,129,514)	(2,696,333)	(3,074,624)
Other transport	(484,136)	(523,747)	(137,255)
Depreciation and amortization	(3,868,583)	(3,364,943)	(3,014,480)
Personnel expenses	(3,115,478)	(2,893,919)	(2,498,912)
Construction cost	(1,602,284)	(1,494,141)	(1,217,818)
Expenses with third-party services	(901,372)	(952,294)	(888,195)
Selling expenses	(42,815)	(37,451)	(23,505)
Cost of properties sold (Note 10.5)	(746,956)	(153,470)	(550,432)
Other	(1,548,827)	(1,101,274)	(1,444,083)
	(34,657,233)	(32,428,440)	(33,591,165)

Cost of sales	(30,236,061)	(28,549,896)	(30,556,819)
Selling expenses	(1,575,890)	(1,350,570)	(1,276,279)
General and administrative expenses	(2,845,282)	(2,527,974)	(1,758,067)
	(34,657,233)	(32,428,440)	(33,591,165)